INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

	2016	2015	2014
	(Dollars in Thousands)
Currently payable:
Federal	$659	$551	$332
State	137	98	70

	796	649	402
Deferred	3	9	71

Total	$799	$658	$473

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

	2016	2015	2014
	(Dollars in Thousands)
Net unrealized (gain) loss on securities available for sale	$58	$85	$(27)
Net non-credit (gain) loss on securities with OTTI	(56)	(64)	(139)

Net gain (loss) recorded to stockholders’ equity	$2	$21	$(166)

Schedule of Deferred Tax Assets and Liabilities

	2016	2015
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$126	$107
Net unrealized loss on securities available for sale	—	18
Deferred compensation	63	96
Reserve for uncollected interest	3	5
Reserve for off-balance sheet commitments	16	18
OTTI other impairment	164	220
OTTI credit impairment	102	85
Other	191	147

Total gross deferred tax assets	665	696

Deferred tax liabilities:
Net unrealized gain on securities available for sale	41	—
Deferred origination fees, net	185	127
Depreciation reserve	31	43
Other	2	2

Total gross deferred tax liabilities	259	172

Net deferred tax assets	$406	$524

Schedule of Reconciliation of Income Taxes

	2016		2015		2014
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income
	(Dollars in Thousands)
Provision at statutory rate	$722	34.0%	$682	34.0%	$474	34.0%

State income tax, net of federal tax benefit	90	4.2	65	3.2	46	3.3
Tax exempt income	(3)	—	—	—	(2)	(0.1)
Bank Owned Life Insurance	(46)	(0.1)	(48)	(2.4)	(46)	(3.3)
Other, net	36	1.7	(41)	(2.0)	1	—

Actual tax expense and effective rate	$799	37.6%	$658	32.8%	$473	33.9%